Leases - Schedule of Maturity Lease Obligations (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturity Lease Obligations [Abstract]
2025	¥ 848,214	$ 117,997
2026	466,843	64,944
2027	243,281	33,844
2028
2029
Total lease payments	1,558,338	216,785
Less: Interest	58,167	8,092
Present value of lease liabilities	¥ 1,500,171	$ 208,693	¥ 432,474